Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	£ 1,948	£ 1,796
Non-current assets	124,558	124,078
Current assets	12,807	13,612
Non-current liabilities	(54,820)	(59,257)
Current liabilities	(15,144)	(15,478)
Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,948	1,796	£ 1,860
Total comprehensive income (note 9)	412	323
Dividends paid by the associate	(392)	(394)
Additions (note 27(c))	130	5
Other equity movements	2	2
Non-current assets	1,286	1,021
Current assets	1,144	1,155
Non-current liabilities	(83)	(61)
Current liabilities	(399)	(319)
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	1,759	1,724
Dividends paid by the associate	(383)	(386)
Non-current assets	3,889	3,399
Current assets	3,391	3,513
Non-current liabilities	(231)	(194)
Current liabilities	(1,061)	(858)
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	154	26
Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures	£ 35	£ 46